Income Tax Provision (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Provision [Abstract]
Net operating loss carry-forwards	$ 5,600,000
Expected income tax benefit from NOL carry-forwards	$ 1,910,000	$ 729,000
Net operating loss carry-forwards, Expiration date	Dec. 31, 2035
Changes in valuation allowance	$ (1,900,000)	$ 700,000